Expense Example, No Redemption {- Fidelity Advisor Freedom® 2005 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2005 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 644
3 Years	791
5 Years	951
10 Years	1,415
Class M
Expense Example, No Redemption:
1 Year	445
3 Years	647
5 Years	866
10 Years	1,495
Class C
Expense Example, No Redemption:
1 Year	149
3 Years	464
5 Years	801
10 Years	1,754
Class I
Expense Example, No Redemption:
1 Year	48
3 Years	150
5 Years	261
10 Years	588
Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	134
5 Years	234
10 Years	$ 526